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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2008

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        Ausgust 15, 2008,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            64
                                              --------------

Form 13F Information Table Value Total:         $2,395,895
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101   110993    1594959    SOLE                   X
Aaron Rents Inc       COM   002535201     5232     234315    SOLE                   X
Anheuser-Busch Cos    COM   035229103    22177     356997    SOLE                   X
Applied Materials     COM   038222105    52942    2773300    SOLE                   X
Arkansas Best Corp    COM   040790107    20164     550328    SOLE                   X
Automatic Data Proc   COM   053015103    29705     708938    SOLE                   X
Avery Dennison Corp   COM   053611109    79932    1819537    SOLE                   X
Bed Bath & Beyond     COM   075896100    14010     498588    SOLE                   X
Berkshire Hathaway    COM   084670207      221         55    SOLE                   X
Briggs & Stratton     COM   109043109    13928    1098429    SOLE                   X
CDI Corp.             COM   125071100    18033     708833    SOLE                   X
CPI Corp.             COM   125902106    13502     720891    SOLE                   X
Coca Cola             COM   191216100    80694    1552413    SOLE                   X
Colgate-Palmolive     COM   194162103    77740    1125029    SOLE                   X
Corning Inc.          COM   219350105      267      11600    SOLE                   X
Cost Plus Inc         COM   221485105     6425    2569968    SOLE                   X
Cymer Inc             COM   232572107    18853     701390    SOLE                   X
Dixie Group Inc.      COM   255519100    10822    1644670    SOLE                   X
DuPont                COM   263534109    57382    1337888    SOLE                   X
Dun & Bradstreet      COM   26483e100      613       7000    SOLE                   X
Eastman Kodak         COM   277461109     5662     392411    SOLE                   X
Estee Lauder Cos      COM   518439104     5910     127231    SOLE                   X
Ethan Allen Interio   COM   297602104    40555    1648575    SOLE                   X
FedEx Corporation     COM   31428X106    23004     291972    SOLE                   X
Financial Select Se   COM   81369Y605    84782    4184690    SOLE                   X
Gannett Co Inc.       COM   364730101    56939    2627542    SOLE                   X
General Electric      COM   369604103    49243    1844985    SOLE                   X
General Mills Inc.    COM   370334104    48010     790020    SOLE                   X
Haverty Furniture I   COM   419596101      410      40800    SOLE                   X
Hutchinson Tech Inc   COM   448407106    38342    2852791    SOLE                   X
Illinois Tool Works   COM   452308109    46844     985976    SOLE                   X
Imation Corp.         COM   45245A107    50084    2185150    SOLE                   X
Intel Corp            COM   458140100    36186    1684649    SOLE                   X
Invacare Corp         COM   461203101    16397     802201    SOLE                   X
Johnson & Johnson     COM   478160104     1018      15821    SOLE                   X
Kemet Corp.           COM   488360108    26167    8076316    SOLE                   X
Lawson Products       COM   520776105     2631     106178    SOLE                   X
Learning Tree         COM   522015106     4159     243231    SOLE                   X
Leggett & Platt Inc   COM   524660107    76360    4553364    SOLE                   X
MDC Hldgs             COM   552676108      475      12165    SOLE                   X
Marsh & McLennan      COM   571748102   104104    3921058    SOLE                   X
Masco Corp            COM   574599106    66030    4197712    SOLE                   X
Maxwell Technologie   COM   577767106    15512    1460609    SOLE                   X
Microsoft Corp        COM   594918104   185116    6729057    SOLE                   X
Newell Rubbermaid     COM   651229106    28784    1714351    SOLE                   X
Newport Corp.         COM   651824104    32773    2877342    SOLE                   X
Pacific Sunwear       COM   694873100     7210     845233    SOLE                   X
PepsiCo Inc.          COM   713448108      309       4865    SOLE                   X
Procter & Gamble      COM   742718109    16048     263909    SOLE                   X
Rogers Corp.          COM   775133101    19052     506846    SOLE                   X
Seagate Technology    COM   G7945J104    47339    2474616    SOLE                   X
Staples Inc.          COM   855030102      473      19929    SOLE                   X
Talbots Inc           COM   874161102    71336    6154986    SOLE                   X
Toll Brothers Inc     COM   889478103     7328     391240    SOLE                   X
USEC Inc.             COM   90333E108    13892    2284895    SOLE                   X
United Parcel Servi   COM   911312106    29770     484307    SOLE                   X
UnitedHealth Group    COM   91324P102    76157    2901220    SOLE                   X
W W Grainger Inc.     COM   384802104      582       7115    SOLE                   X
WP Stewart & Co Ltd   COM   G84922106    15223   10014804    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   133685    2378741    SOLE                   X
Walgreen Co.          COM   931422109   118197    3635725    SOLE                   X
Walt Disney           COM   254687106    32937    1055668    SOLE                   X
Wells Fargo & Co      COM   949746101    83707    3524488    SOLE                   X
YRC Worldwide Inc     COM   984249102    43518    2926590    SOLE                   X